Summary of employee benefits expense (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Share-based payments Performance Historical debt extinguishment & share restitution		$ 1,247,343
Total		1,639,375	$ 2,758,336	$ 4,806,643
Directors [member]
IfrsStatementLineItems [Line Items]
Short term Salary & fees		666,402
Short term Cash bonus & non-monetary benefits
Short term Annual leave accrual	[1]	4,631
Post-employment Super-annuation		34,146
Other long term Long service leave accrual	[2]	$ 22,069
Share-based payments Performance Salary and fees	[3]	96,006
Share-based payments Performance Historical debt extinguishment & share restitution	[3]	$ 1,247,343
Total		$ 2,070,597

[1]	Represents accounting adjustments for accrued annual leave.
[2]	In accordance with AASB 119 Employee benefits, long service leave is classified as other long-term employee benefits.
[3]	Refer Note 30.